Commitments (Details 5) - Sugarcane agricultural partnership agreement (IV) [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2019 BRL (R$) N	Jun. 30, 2018 BRL (R$) N	Jun. 30, 2017 BRL (R$) N
TypeOfAgreementLineItems [Line Items]
Quqntity of sugarcane (Tons) | N	1,019,232	838,501	217,797
Gross sugarcane sales Partnership IV | R$	R$ 86,996	R$ 56,848	R$ 16,175